Finance Receivables -- TDR Finance Receivable HFI and HFS (Details) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	$ 254	$ 260
TDR net finance receivables	255	260
Allowance for TDR finance receivable losses	60	55
TDR gross finance receivables held for sale	90	94
TDR net finance receivables held for sale	90	94
Commitment to lend additional funds on TDR finance receivables	0
Consumer Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	117	46
TDR net finance receivables	117	46
Allowance for TDR finance receivable losses	49	17
TDR gross finance receivables held for sale	0	2
TDR net finance receivables held for sale	0	2
Credit Card Receivable [Member]
Financing Receivable, Modifications [Line Items]
Allowance for TDR finance receivable losses	0	0
Spring Castle Portfolio [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	0	14
TDR net finance receivables	0	13
Allowance for TDR finance receivable losses	0	4
Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	137	200
TDR net finance receivables	138	201
Allowance for TDR finance receivable losses	11	34
TDR gross finance receivables held for sale	90	92
TDR net finance receivables held for sale	$ 90	$ 92